Right-of-Use asset - Summary of Lease Liability (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2025 INR (₨)	Mar. 31, 2026 USD ($)
Lease liabilities [abstract]
Balance at the beginning of the year	₨ 30,218	₨ 22,728
Additions	11,680	16,649
Additions through business combinations	1,062	0
Deletions	(1,268)	(967)
Finance cost accrued during the period	1,956	1,593
Payment of lease liabilities	(11,561)	(10,474)
Translation adjustment	2,949	689
Balance at the end of the year	35,036	30,218
Non-current	26,327	22,193	$ 281
Current	₨ 8,709	₨ 8,025	$ 92